Earnings Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 1,821,006	$ 42,642	$ 3,004,260	$ 103,535	$ 1,469,660	$ 604,851
Weighted average common shares outstanding	2,842,924	2,012,723	2,589,142	948,058	1,250,002	402,284
Effect of dilutive securities	$ 39,901		$ 39,901		$ 397,293
Weighted average dilutive common shares outstanding	2,882,825	2,012,723	2,629,043	948,058	1,647,295	402,284
Earnings per common share – basic	$ 0.64	$ 0.02	$ 1.16	$ 0.11	$ 1.18	$ 1.50
Earnings per common share – diluted	$ 0.63	$ 0.02	$ 1.14	$ 0.11	$ 0.89	$ 1.50